Provisions - Individual Suspension Plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 6,899	€ 5,385
Individual Suspension Plan
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 4,961	€ 3,588
Discount rate (as a percent)	0.46%
Average duration of plans	4 years 8 months 12 days